DECOMMISSIONING OBLIGATIONS - Disclosure of changes in decommissioning obligation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Decommissioning Liabilities [Abstract]
Balance, beginning of period	$ 29,569	$ 31,499
Obligations incurred	2,963	2,590
Obligations disposed	0	(3,168)
Settlements	(123)	0	$ 0
Change in rates	(9,948)	(1,195)
Change in estimates	73	(182)
Accretion of decommissioning obligations	581	25
Balance, end of period	$ 23,115	$ 29,569	$ 31,499